Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Schedule of benefit obligation
The benefit obligation at December 31, 2012 and December 31, 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Benefit obligation, January 1	$3,002	$2,649
Service cost	(6)	232
Interest cost	165	120
(Gain) loss	(24)	1
Benefit obligation, December 31	$3,137	$3,002

Schedule of net periodic pension cost
The net periodic pension cost for 2012 and 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Service cost	$(6)	$232
Interest cost	165	120
(Gain) loss	(24)	1
Prior service cost recognized	—	—
	$135	$353